Beijing Fucheng Lianbao Technology Co., Ltd Transaction (Details)	Feb. 10, 2021
Beijing Fucheng Lianbao Technology Co., Ltd Transaction [Abstract]
Percentage of transaction pursuant acquired	24.00%